LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

NOTE 10 - LEASES:

Amounts recognized in the Statements of Financial Position:

	December 31, 2020	December 31, 2019
	U.S dollars in thousands
Right-of-use assets:
Properties	2,593	3,199
Vehicles	2,599	379
	5,192	3,578
Lease liabilities:
Current	1,710	834
Non-current	3,807	2,981
	5,517	3,815
*Additions to the right-of-use assets and lease liabilities during the year ended 2020 and 2019 were $2.9 million and $2.8 million, respectively.
Amounts recognized in the Statements of Comprehensive Loss:
	Year Ended December 31, 2020	Year Ended December 31, 2019
Depreciation charge of right-of-use assets
Properties	607	524
Vehicles	948	370
	1,555	894
Interest expense (included in financial expenses)	574	390

*Expense relating to short-term leases and expense relating to leases of low-value assets are immaterial.

**The total cash outflow for leases in 2020 and 2019 was $2 million and $1 million, respectively.